Line of Credit and Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Line of Credit and Debt

The Company’s Line of Credit and Debt consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Loan and Security Agreement with Cherokee Financial, LLC: 5 year note executed on February 15, 2015, at a fixed annual interest rate of 8% plus a 1% annual oversight fee, interest only and oversight fee paid quarterly with first payment being made on May 15, 2015, annual principal reduction payment of $75,000 due each year beginning on February 15, 2016, with a final balloon payment being due on February 15, 2020. Loan was extended for one year (until February 15, 2021) on February 15, 2020 under the same terms and conditions as original loan. Loan is collateralized by a first security interest in building, land and property.	$900,000	$900,000
Crestmark Line of Credit: Line of credit maturing on September 22, 2021 with interest payable at a variable rate based on WSJ Prime plus 3% with a floor or 5.25%; loan fee of 0.5% annually & monthly maintenance fee of 0.3% on actual loan balance from prior month. Early termination fee of 2% if terminated prior to natural expiration. Loan is collateralized by first security interest in receivables and inventory and the all-in interest rate as of the date of this report is 12.94%.	208,000	337,000
Crestmark Equipment Term Loan: 38 month equipment loan related to the purchase of manufacturing equipment, at an interest rate of WSJ Prime Rate plus 3%; or 6.25%. The loan was satisfied in the quarter ended September 30, 2020.	0	7,000
2019 Term Loan with Cherokee Financial, LLC: 1 year note at an annual fixed interest rate of 18% paid quarterly in arrears with first interest payment being made on May 15, 2019 and a balloon payment being due on February 15, 2020. Loan was extended for another year (or until February 15, 2021) under the same terms and conditions. A penalty of $20,000 was added to the loan principal on February 15, 2020 in connection with the extension of the loan.	220,000	200,000
July 2019 Term Loan with Chaim Davis, et al: Notes at an annual fixed interest rate of 7.5% paid monthly in arrears with the first payment being made on September 1, 2019 and the final payment being made on October 1, 2020. Loan principal was fully converted into restricted common shares on March 2, 2020.	0	10,000
December 2019 Convertible Note: Convertible note with a conversion date of 120 days or upon the closing of a 2020 funding transaction (whichever is sooner). Note principal was fully converted into restricted common shares on March 2, 2020 as part of our February 2020 private placement.	0	25,000
April 2020 PPP Loan with Crestmark: 2 year SBA loan at 1% interest with first payment due October 2020. Company intends to apply for forgiveness of loan under PPP guidelines after 24 weeks, or after October 2020.	332,000	0
	$1,660,000	$1,479,000
Less debt discount & issuance costs (Cherokee Financial, LLC loans)	0	(17,000)
Total debt, net	$1,660,000	$1,462,000

Current portion	$1,660,000	$354,000
Long-term portion, net of current portion	$0	$1,125,000

LOAN AND SECURITY AGREEMENT WITH CHEROKEE FINANCIAL, LLC (“CHEROKEE”)

On March 26, 2015, the Company entered into a LSA with Cherokee (the “Cherokee LSA”). The debt with Cherokee is collateralized by a first security interest in real estate and machinery and equipment. Under the Cherokee LSA, the Company was provided the sum of $1,200,000 in the form of a 5-year Note at a fixed annual interest rate of 8%. The Company received net proceeds of $80,000 after $1,015,000 of debt payments, and $105,000 in other expenses and fees. The expenses and fees (with the exception of the interest expense) were deducted from the balance on the Cherokee LSA and were amortized over the initial term of the debt (in accordance with ASU No. 2015-03). The Company was required to make annual principal reduction payments of $75,000 on each anniversary of the date of the closing; with the first principal reduction payment being made on February 15, 2016 and the last principal reduction payment being made on February 15, 2019; partially with proceeds received from a new, larger term loan with Cherokee (See 2019 Term Loan with Cherokee within this Note E).

On February 24, 2020 (the “Closing Date”), the Company completed a transaction related to a one-year Extension Agreement dated February 14, 2020 (the “Extension Agreement”) with Cherokee under which Cherokee extended the due date of the Cherokee LSA (with a balance of $900,000) to February 15, 2021. No terms of the facility were changed under the Extension Agreement. For consideration of the Extension Agreement, the Company issued 2% of the $900,000 principal, or $18,000, in 257,143 restricted shares of the Company’s common stock to Cherokee on behalf of their investors.

In the event of default, this includes, but is not limited to; the Company’s inability to make any payments due under the Cherokee LSA (as amended) Cherokee has the right to increase the interest rate on the financing to 18%. If the amount due is not paid by the extended due date, Cherokee will automatically add a delinquent payment penalty of $100,000 to the outstanding principal.

The Company will continue to make interest only payments quarterly on the Cherokee LSA. In addition to the 8% interest, the Company pays Cherokee a 1% annual fee for oversight and administration of the loan. This oversight fee is paid in cash and is paid contemporaneously with the quarterly interest payments. The Company can pay off the Cherokee loan at any time with no penalty; except that a 1% administration fee would be required to be paid to Cherokee to close out all participations.

The Company recognized $72,000 in interest expense related to the Cherokee LSA in the nine months ended September 30, 2020 (of which $16,000 is debt issuance cost amortization recorded as interest expense), and $125,000 in interest expense related to the Cherokee LSA in the nine months ended September 30, 2019 (of which $70,000 is debt issuance cost amortization recorded as interest expense). The Company recognized $20,000 in interest expense related to the Cherokee LSA in the three months ended September 30, 2020 (of which $0 is debt issuance cost amortization recorded as interest expense), and $42,000 in interest expense related to the Cherokee LSA in the three months ended September 30, 2019 (of which $23,000 is debt issuance cost amortization recorded as interest expense).

The Company had $12,000 in accrued interest expense at September 30, 2020 related to the Cherokee LSA and $10,000 in accrued interest expense at September 30, 2019.

As of September 30, 2020, the balance on the Cherokee LSA was $900,000. As of December 31, 2019, the balance on the Cherokee LSA was $900,000; however, the discounted balance was $884,000.

LINE OF CREDIT WITH CRESTMARK BANK (“CRESTMARK”)

On June 29, 2015 (the “Closing Date”), the Company entered into a Loan and Security Agreement (“LSA”) with Crestmark related to a revolving line of credit (the “Crestmark LOC”). The Crestmark LOC is used for working capital and general corporate purposes. The Company amended the Crestmark LOC on June 22, 2020 and as a result of this amendment, the Crestmark LOC expires on June 22, 2021.

Until the amendment on June 22, 2020, the Crestmark LOC provided the Company with a revolving line of credit up to $1,500,000 (“Maximum Amount”). The Maximum Amount was subject to an Advance Formula comprised of: 1) 90% of Eligible Accounts Receivables (excluding, receivables remaining unpaid for more than 90 days from the date of invoice and sales made to entities outside of the United States), and 2) up to 40% of eligible inventory plus up to 10% of Eligible Generic Packaging Components not to exceed the lesser of $350,000, or 100% of Eligible Accounts Receivable. However, as a result of an amendment executed on June 25, 2018, the amount available under the inventory component of the line of credit was changed to 40% of eligible inventory plus up to 10% of Eligible Generic Packaging Components not to exceed the lesser of $250,000 (“Inventory Sub-Cap Limit”) or 100% of Eligible Accounts Receivable. In addition, the Inventory Sub-Cap Limit was reduced by $10,000 per month as of July 1, 2018 and thereafter on the first day of the month until the Inventory Sub-Cap Limit was reduced to $0, (making the Crestmark LOC an accounts-receivable based line only). This means that as of June 30, 2020, there is no inventory sub-cap. Upon execution of the amendment, the Maximum Amount was reduced to $1,000,000 and with the Inventory Sub-Cap Limit gone as of July 1, 2020; the Crestmark LOC is a receivables-based only line of credit.

The Crestmark LOC has a minimum loan balance requirement of $500,000. At September 30, 2020, the Company did not meet the minimum loan balance requirement as our balance was $208,000. Under the LSA, Crestmark has the right to calculate interest on the minimum balance requirement rather than the actual balance on the Crestmark LOC (and they are exercising that right). The Crestmark LOC is secured by a first security interest in the Company’s inventory, and receivables and security interest in all other assets of the Company (in accordance with permitted prior encumbrances).

Prior to the amendment on June 22, 2020, the Crestmark LOC contained a minimum Tangible Net Worth (“TNW”) covenant (previously defined in other periodic reports). With the exception of the quarter ended June 30, 2019, the Company did not historically comply with the TNW covenant and Crestmark previously provided a number of waivers (for which the Company was charged $5,000 each). The TNW covenant was removed effective with the quarter ended June 30, 2020.

In the event of a default under the LSA, which includes but is not limited to, failure of the Company to make any payment when due, Crestmark is permitted to charge an Extra Rate. The Extra Rate is the Company’s then current interest rate plus 12.75% per annum.

Interest on the Crestmark LOC is at a variable rate based on the Prime Rate plus 3% with a floor of 5.25%. As of the date of this report, the interest only rate on the Crestmark LOC is 6.25%. As of the date of this report, with all fees considered (the interest rate + an Annual Loan Fee of $7,500 + a monthly maintenance fee of 0.30% of the actual average monthly balance from the prior month), the interest rate on the Crestmark LOC was 12.94%.

The Company recognized $29,000 in interest expense related to the Crestmark LOC in the nine months ended September 30, 2020 and $36,000 in interest expense related to the Crestmark LOC in the nine months ended September 30, 2019. The Company recognized $10,000 in interest expense in the three months ended September 30, 2020 and $11,000 in interest expense in the three months ended September 30, 2019.

Given the nature of the administration of the Crestmark LOC, at September 30, 2020, the Company had $0 in accrued interest expense related to the Crestmark LOC, and there is $0 in additional availability under the Crestmark LOC.

At September 30, 2020, the balance on the Crestmark LOC was $208,000 and as of December 31, 2019, the balance on the Crestmark LOC was $337,000.

EQUIPMENT LOAN WITH CRESTMARK

On May 1, 2017, the Company entered into term loan with Crestmark in the amount of $38,000 related to the purchase of manufacturing equipment. The equipment loan is collateralized by a first security interest in a specific piece of manufacturing equipment. The Company executed an amendment to its LSA and Promissory Note with Crestmark. The amendments addressed the inclusion of the term loan into the LSA and an extension of the Crestmark LOC. No terms of the Crestmark LOC were changed in the amendment. The interest rate on the term loan was the WSJ Prime Rate plus 3%; or 6.25%. The loan was satisfied in the quarter ended September 30, 2020.

The Company incurred minimal interest expense in the nine months ended September 30, 2020 related to the Equipment Loan and less than $1,000 in interest expense in the nine months ended September 30, 2019. The Company incurred minimal interest expense in the three months ended September 30, 2020 and less than $1,000 in interest expense in the three months ended September 30, 2019. The balance on the Equipment Loan is $0 at September 30, 2020 and $7,000 at December 31, 2019.

2019 TERM LOAN WITH CHEROKEE

On February 25, 2019 (the “Closing Date”), the Company entered into an agreement dated (and effective) February 13, 2019 (the “Agreement”) with Cherokee under which Cherokee provided the Company with a loan in the amount of $200,000 (the “2019 Cherokee Term Loan”). Gross proceeds of the 2019 Cherokee Term Loan were $200,000; $150,000 of which was used to satisfy the 2018 Cherokee Term Loan, $48,000 (which was used to pay a portion of the $75,000 principal reduction payment; with the remaining $27,000 being paid with cash on hand) and $2,000 which was used to pay Cherokee’s legal fees in connection with the financing. In connection with the 2019 Cherokee Term Loan, the Company issued 200,000 restricted shares of common stock to Cherokee in the three months ended March 31, 2019.

The annual interest rate under the 2019 Cherokee Term Loan is 18% (fixed) paid quarterly in arrears with the first interest payment being made on May 15, 2019 and the latest interest payment being made in September 2020. The loan was required to be paid in full on February 15, 2020.

On February 24, 2020, the Company completed a transaction related to a one-year Extension Agreement dated February 14, 2020 (the “Extension Agreement”) with Cherokee under which Cherokee extended the due date of the 2019 Term Loan to February 15, 2021. No terms of the facility were changed under the Extension Agreement. For consideration of the Extension Agreement, the Company issued 1.5% of the $200,000 principal, or $3,000, in 42,857 restricted shares of the Company’s common stock to Cherokee. The Company also incurred a penalty in the amount of $20,000 which was added to the principal balance of the Cherokee Term Loan.

In the event of default, this includes, but is not limited to, the Company’s inability to make any payments due under the Agreement, Cherokee has the right to increase the interest rate on the financing to 20% and Cherokee will automatically add a delinquent payment penalty of $20,000 to the outstanding principal.

The Company recognized $30,000 in interest expense related to the 2019 Cherokee Term Loan in the nine months ended September 30, 2020 (of which $1,000 is debt issuance cost amortization recorded as interest expense) and $35,000 in interest expense (of which $11,000 was debt issuance costs recorded as interest expense) in the nine months ended September 30, 2019. The Company recognized $10,000 in interest expense related to the 2019 Cherokee Term Loan in the three months ended September 30, 2020 (of which $0 is debt issuance cost amortization recorded as interest expense) and $13,000 in interest expense in the three months ended September 30, 2019, (of which $4,000 was debt issuance cost amortization recorded as interest expense).

The Company had $6,000 in accrued interest expense at September 30, 2020 related to the Cherokee Term Loan and $5,000 in accrued interest expense at September 30, 2019. The balance on the 2019 Term Loan is $220,000 at September 30, 2020 (including the $20,000 penalty referenced above). As of December 31, 2019, the balance on the Cherokee Term Loan was $200,000; however, the discounted balance was $199,000.

SBA PAYCHECK PROTECTION LOAN (PPP LOAN)

On April 22, 2020, we entered into a Promissory Note (“PPP Note”) for $332,000 with Crestmark Bank, pursuant to the U.S. Small Business Administration Paycheck Protection Program under Title I of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act passed by Congress and signed into law on March 27, 2020. The PPP Note is unsecured, bears interest at 1.00% per annum, with principal and interest payments deferred for the first six months, and matures in two years. The principal is payable in equal monthly installments, with interest, beginning on the first business day after the end of the deferment period. The PPP Note may be forgiven subject to the terms of the Paycheck Protection Program. Additionally, certain acts of the Company, including but not limited to: (i) the failure to pay any taxes when due, (ii) becoming the subject of a proceeding under any bankruptcy or insolvency law, (iii) making an assignment for the benefit of creditors, or (iv) reorganizing, merging, consolidating or otherwise changing ownership or business structure without PPP Lender’s prior written consent, are considered events of default which grant Lender the right to seek immediate payment of all amounts owing under the PPP Note. The Company intends to apply for forgiveness of loan in the amount of $332,000 under PPP guidelines after 24 weeks, or after October 2020.

The Company recognized $2,000 in interest expense related to the PPP loan in the nine and three months ended September 30, 2020. The $2,000 was accrued at September 30, 2020 and is eligible for forgiveness under PPP guidelines.

OTHER DEBT INFORMATION

In addition to the debt indicated previously, previous debt facilities (paid in full via refinance or conversion into equity) had financial impact on the nine months ended September 30, 2020. More specifically:

2018 TERM LOAN WITH CHEROKEE

On March 2, 2018, the Company entered into a one-year Loan Agreement made as of February 15, 2018 (the “Closing Date”) with Cherokee under which Cherokee provided the Company with $150,000 (the “2018 Cherokee Term Loan”). The proceeds from the 2018 Cherokee Term Loan were used by the Company to pay a $75,000 principal reduction payment to Cherokee that was due on February 15, 2018 and $1,000 in legal fees incurred by Cherokee. Net proceeds (to be used for working capital and general business purposes) were $74,000. The annual interest rate for the 2018 Cherokee Term Loan was 12% to be paid quarterly in arrears with the first interest payment being made on May 15, 2018. In connection with the 2018 Cherokee Term Loan, the Company issued 150,000 restricted shares of common stock to Cherokee on March 8, 2018. The 2018 Cherokee Term Loan was required to be paid in full on February 15, 2019 and was paid in full via refinance into the 2019 Term Loan with Cherokee.

The Company recognized $3,000 in interest expense related to the 2018 Cherokee Term Loan in the nine months ended September 30, 2019 (of which $2,000 was debt issuance costs recorded as interest expense). The company recognized $0 of interest expense in the 3 months ended September 30, 2019. As of September 30, 2020 and December 31, 2019, the balance on the 2018 Cherokee Term Loan was $0 as the Company paid the facility in full with proceeds from the 2019 Term Loan with Cherokee.

JULY 2019 TERM LOAN WITH CHAIM DAVIS, ET AL

On July 31, 2019, the Company entered into loan agreements with two (2) individuals, under which each individual provided the Company the sum of $7,000 (for a total of $14,000) to be used in connection with certain fees and/or expenses related legal matters of the Company (the “July 2019 Term Loan”). One of the individuals was our Chairman of the Board Chaim Davis. There were no expenses related to the July 2019 Term Loan. The first payment of principal and interest was due on September 1, 2019 and the last payment of principal and interest was due on October 1, 2020. The annual interest rate of the July 2019 Term Loan was fixed at 7.5% (which represented the WSJ Prime Rate when the loan agreements were executed) +2.0%.

All amounts loaned under the July 2019 Term Loan were converted into equity as part of a private placement closed in February 2020. Any interest that was incurred under the facility in 2019 and up to the conversion in February 2020 was forgiven by the holders. The balance on the July 2019 Term Loan was $0 at September 30, 2020 and $10,000 at December 31, 2019.

DECEMBER 2019 CONVERTIBLE NOTE

On December 31, 2019, the Company entered into a Convertible Note with one individual in the amount of $25,000 (“2019 Convertible Note”). Under the terms of the 2019 Convertible Note, the principal amount would convert into equity within 120 days of the origination of the note or upon the close of a contemplated private placement in early 2020, whichever was sooner. The 2019 Convertible Note did not bear any interest and was ultimately converted into equity as part of a private placement closed in February 2020. The balance on the 2019 Convertible Note was $0 at September 30, 2020 and $25,000 at December 31, 2019.

The Company’s Line of Credit and Debt consisted of the following as of December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Loan and Security Agreement with Cherokee Financial, LLC: 5 year note at a fixed annual interest rate of 8% plus a 1% annual oversight fee, interest only and oversight fee paid quarterly with first payment being made on May 15, 2015, annual principal reduction payment of $75,000 due each year beginning on February 15, 2016, with a final balloon payment being due on February 15, 2020. Loan is collateralized by a first security interest in building, land and property.	$900,000	$975,000
Crestmark Line of Credit: 3 year line of credit maturing on June 22, 2020 with interest payable at a variable rate based on WSJ Prime plus 3% with a floor or 5.25%; loan fee of 0.5% annually & monthly maintenance fee of 0.3% on actual loan balance from prior month. Early termination fee of 2% if terminated prior to natural expiration. Loan is collateralized by first security interest in receivables and inventory and the all-in interest rate as of the date of this report is 12.32%.	337,000	502,000
Crestmark Equipment Term Loan: 38 month equipment loan related to the purchase of manufacturing equipment, at an interest rate of WSJ Prime Rate plus 3%; or 6.25% as of the date of this report.	7,000	19,000
2018 Term Loan with Cherokee Financial LLC: 1 year note at an annual fixed interest rate of 12% paid quarterly in arrears with first interest payment being made on May 15, 2018 and a balloon payment being due on February 15, 2019. Loan was refinanced in February 2019.	0	150,000
2019 Term Loan with Cherokee Financial, LLC: 1 year note at an annual fixed interest rate of 18% paid quarterly in arrears with first interest payment being made on May 15, 2019 and a balloon payment being due on February 15, 2020.	200,000	0
July 2019 Term Loan with Chaim Davis, et al: Notes at an annual fixed interest rate of 7.5% paid monthly in arrears with the first payment being made on September 1, 2019 and the final payment being made on October 1, 2020.	10,000	0
December 2019 Convertible Note: Convertible note with a conversion date of 120 days or upon the closing of a 2020 funding transaction (whichever is sooner).	25,000	0
	$1,479,000	$1,646,000

Less debt discount & issuance costs (Cherokee Financial, LLC loans)	(17,000)	(111,000)
Total debt, net	$1,462,000	$1,535,000

Current portion	$354,000	$739,000
Long-term portion, net of current portion	$1,125,000	$796,000

At December 31, 2019, the following are the debt maturities for each of the next five years:

2020	$369,000
2021	1,110,000
2022	0
2023	0
2024	0
$1,479,000

LOAN AND SECURITY AGREEMENT WITH CHEROKEE FINANCIAL, LLC. (“CHEROKEE”)

On March 26, 2015, the Company entered into a LSA with Cherokee (the “Cherokee LSA”). The debt with Cherokee is collateralized by a first security interest in real estate and machinery and equipment. Under the Cherokee LSA, the Company was provided the sum of $1,200,000 in the form of a 5-year Note at a fixed annual interest rate of 8%. The Company received net proceeds of $80,000 after $1,015,000 of debt payments, and $105,000 in other expenses and fees. The expenses and fees (with the exception of the interest expense) are being deducted from the balance on the Cherokee LSA and are being amortized over the term of the debt (in accordance with ASU No. 2015-03). The Company is making interest only payments quarterly on the Cherokee LSA, with the first interest payment paid on May 15, 2015. The Company is also required to make an annual principal reduction payment of $75,000 on each anniversary of the date of the closing; with the first principal reduction payment being made on February 15, 2016 and the most recent principal reduction payment being made on February 15, 2019; partially with proceeds received from a new, larger term loan with Cherokee (See 2019 Term Loan with Cherokee within this Note E). In addition to the 8% interest, the Company pays Cherokee a 1% annual fee for oversight and administration of the loan. This oversight fee is paid in cash and is paid contemporaneously with the quarterly interest payments. The Company can pay off the Cherokee loan at any time with no penalty; except that a 1% administration fee would be required to be paid to Cherokee to close out all participations.

The Company recognized $166,000 in interest expense related to the Cherokee LSA in Fiscal 2019 (of which $94,000 is debt issuance cost amortization recorded as interest expense and $173,000 in interest expense related to the Cherokee LSA in Fiscal 2018 (of which $94,000 is debt issuance cost amortization recorded as interest expense).

The Company had $15,000 in accrued interest expense at December 31, 2019 and $13,000 in accrued interest expense at December 31, 2018.

As of December 31, 2019, the balance on the Cherokee LSA was $900,000; however, the discounted balance was $884,000. As of December 31, 2018, the balance on the Cherokee LSA was $975,000; however the discounted balance was $866,000.

A final balloon payment was due on February 15, 2020. See Note J – Subsequent Events for information regarding the extension of the Cherokee LSA.

LINE OF CREDIT WITH CRESTMARK BANK (“CRESTMARK”)

On June 29, 2015 (the “Closing Date”), the Company entered into a Loan and Security Agreement (“LSA”) with Crestmark related to a revolving line of credit (the “Crestmark LOC”). The Crestmark LOC is used for working capital and general corporate purposes and expired on June 22, 2020. (See Note J- Subsequent Event for information related to the extension of the Crestmark LOC).

The Crestmark LOC provided the Company with a revolving line of credit up to $1,500,000 (“Maximum Amount”) with a minimum loan balance requirement of $500,000. At December 30, 2019, the Company did not meet this minimum loan balance requirement as our balance was $337,000. Under the LSA, Crestmark has the right to calculate interest on the minimum balance requirement rather than the actual balance on the Crestmark LOC. The Crestmark LOC is secured by a first security interest in the Company’s inventory, and receivables and security interest in all other assets of the Company (in accordance with permitted prior encumbrances).

The Maximum Amount is subject to an Advance Formula comprised of: 1) 90% of Eligible Accounts Receivables (excluding, receivables remaining unpaid for more than 90 days from the date of invoice and sales made to entities outside of the United States), and 2) up to 40% of eligible inventory plus up to 10% of Eligible Generic Packaging Components not to exceed the lesser of $350,000, or 100% of Eligible Accounts Receivable. However, as a result of an amendment executed on June 25, 2018, the amount available under the inventory component of the line of credit was changed to 40% of eligible inventory plus up to 10% of Eligible Generic Packaging Components not to exceed the lesser of $250,000 (“Inventory Sub-Cap Limit”) or 100% of Eligible Accounts Receivable. In addition, the Inventory Sub-Cap Limit is being permanently reduced by $10,000 per month as of July 1, 2018 and thereafter on the first day of the month until the Inventory Sub-Cap Limit is reduced to $0, (making the Crestmark LOC an accounts-receivable based line only). This means that as of December 31, 2019, the Inventory Sub-Cap Limit is only $70,000 and that our availability related to inventory is significantly reduced.

So long as any obligations are due to Crestmark (and until the extension executed on June 22, 2020, the Company had to comply with a minimum Tangible Net Worth (“TNW”) Covenant. As a result of an amendment executed in June 2019, the TNW covenant was reduced from $150,000 to $(600,000) effective with the quarter ended June 30, 2019. TNW is still defined as: Total Assets less Total Liabilities less the sum of (i) the aggregate amount of non-trade accounts receivables, including accounts receivables from affiliated or related persons, (ii) prepaid expenses, (iii) deposits, (iv) net lease hold improvements, (v) goodwill and (vi) any other asset that would be treated as an intangible asset under GAAP; plus Subordinated Debt. Subordinated Debt means any and all indebtedness presently or in the future incurred by the Company to any creditor of the Company entering into a written subordination agreement with Crestmark. The Company was not in compliance with the TNW covenant at December 30, 2019 and with the exception of the quarter ended June 30, 2019; the Company has not been in compliance with prior TNW covenants since December 31, 2017.

On June 22, 2020, we extended the Crestmark LOC and as a result of this extension, the TNW covenant was removed effective with the quarter ending June 30, 2020. We were not in compliance with the TNW covenant at December 31, 2019 and with the exception of the quarter ended June 30, 2019; we have not been in compliance with prior TNW covenants since December 31, 2017. We are in the process of obtaining a waiver from Crestmark Bank in connection with the non-compliance with the TNW covenant at December 31, 2019. If we are not compliant with the TNW covenant for the quarter ending March 31, 2020, we also expect to receive a waiver from Crestmark Bank. We have received a waiver from Crestmark related to our non-compliance with the TNW covenant. The Company expects to be charged a fee of $5,000 for the receipt of this latest waiver (as this has been the fee charged for all prior waivers) and the March 31, 2020 waiver (if needed).

In the event of a default of the LSA, which includes but is not limited to, failure of the Company to make any payment when due and non-compliance with the TNW covenant (that is not waived by Crestmark and until the extension was executed on June 22, 2020), Crestmark is permitted to charge an Extra Rate. The Extra Rate is the Company’s then current interest rate plus 12.75% per annum.

Interest on the Crestmark LOC is at a variable rate based on the Prime Rate plus 3% with a floor of 5.25%. As of December 31, 2019, the interest only rate on the Crestmark LOC was 7.75%; however, as of the date of this report, the interest only rate on the Crestmark LOC was 6.25% due to a decrease in the Prime Rate effective March 15, 2020. As of the date of this report, with all fees considered (the interest rate + an Annual Loan Fee of $7,500 + a monthly maintenance fee of 0.30% of the actual average monthly balance from the prior month), the interest rate on the Crestmark LOC was 12.32%.

The Company recognized $46,000 in interest expense related to the Crestmark LOC in Fiscal 2019 ($0 of which is debt issuance cost amortization recorded as interest expense) and $76,000 in interest expense related to the Crestmark LOC in Fiscal 2018 (of which $15,000 is debt issuance cost amortization recorded as interest expense).

Given the nature of the administration of the Crestmark LOC, at December 31, 2019, the Company had $0 in accrued interest expense related to the Crestmark LOC, and there is $0 in additional availability under the Crestmark LOC.

As of December 31, 2019, the balance on the Crestmark LOC was $337,000, and as of December 31, 2018, the balance on the Crestmark LOC was $502,000.

EQUIPMENT LOAN WITH CRESTMARK

On May 1, 2017, the Company entered into term loan with Crestmark in the amount of $38,000 related to the purchase of manufacturing equipment. The equipment loan is collateralized by a first security interest in a specific piece of manufacturing equipment. The Company executed an amendment to its LSA and Promissory Note with Crestmark. The amendments addressed the inclusion of the term loan into the LSA and an extension of the Crestmark LOC. No terms of the Crestmark LOC were changed in the amendment. The interest rate on the term loan is the WSJ Prime Rate plus 3%; or 6.25% as of the date of this report.

The Company incurred $1,000 in interest expense in Fiscal 2019 and $2,000 in interest expense in Fiscal 2018 related to the Equipment Loan. The balance on the Equipment Loan is $7,000 at December 31, 2019 and $19,000 at December 31, 2018.

2018 TERM LOAN WITH CHEROKEE

On March 2, 2018, the Company entered into a one-year Loan Agreement made as of February 15, 2018 (the “Closing Date”) with Cherokee under which Cherokee provided the Company with $150,000 (the “2018 Cherokee Term Loan”). The proceeds from the 2018 Cherokee Term Loan were used by the Company to pay a $75,000 principal reduction payment to Cherokee that was due on February 15, 2018 and $1,000 in legal fees incurred by Cherokee. Net proceeds (to be used for working capital and general business purposes) were $74,000.

The annual interest rate for the 2018 Cherokee Term Loan was 12% to be paid quarterly in arrears with the first interest payment being made on May 15, 2018. The 2018 Cherokee Term Loan was required to be paid in full on February 15, 2019. In connection with the 2018 Cherokee Term Loan, the Company issued 150,000 restricted shares of common stock to Cherokee on March 8, 2018.

The Company recognized $3,000 in interest expense related to the 2018 Cherokee Term Loan in Fiscal 2019, (of which $2,000 was debt issuance cost amortization recorded as interest expense), and $33,000 in interest expense related to the Cherokee Term Loan in Fiscal 2018 (of which $19,000 was debt issuance costs recorded as interest expense). At December 31, 2019, the balance on the 2018 Cherokee Term Loan was $0 (as it was refinanced in February 2019), and at December 31, 2018, the balance on the 2018 Cherokee Term Loan was $150,000.

2019 TERM LOAN WITH CHEROKEE

On February 25, 2019 (the “Closing Date”), the Company entered into an agreement dated (and effective) February 13, 2019 (the “Agreement”) with Cherokee under which Cherokee provided the Company with a loan in the amount of $200,000 (the “2019 Cherokee Term Loan”). Gross proceeds of the 2019 Cherokee Term Loan were $200,000; $150,000 of which was used to satisfy the 2018 Cherokee Term Loan, $48,000 (which was used to pay a portion of the $75,000 principal reduction payment; with the remaining $27,000 being paid with cash on hand) and $2,000 which was used to pay Cherokee’s legal fees in connection with the financing.

The annual interest rate under the 2019 Cherokee Term Loan is 18% (fixed) paid quarterly in arrears with the first interest payment being made on May 15, 2019 and the latest interest payment being made in November 2019. The loan was required to be paid in full on February 15, 2020. In connection with the 2019 Cherokee Term Loan, the Company issued 200,000 restricted shares of common stock to Cherokee in the three months ended March 31, 2019.

In the event of default, this includes, but is not limited to, the Company’s inability to make any payments due under the Agreement, Cherokee has the right to increase the interest rate on the financing to 20%, automatically add a delinquent payment penalty of $20,000 to the outstanding principal and the Company would be required to issue an additional 200,000 shares of restricted common stock.

The Company recognized $48,000 in interest expense related to the 2019 Cherokee Term Loan in Fiscal 2019, (of which $15,000 is debt issuance cost amortization recorded as interest expense), and $0 in interest expense in Fiscal 2018 (as the 2019 Cherokee Term Loan was not yet in place).

The Company had $9,000 in accrued interest related to the 2019 Cherokee Term Loan at December 31, 2019 and $0 in accrued interest expense at December 31, 2018 (as the 2019 Cherokee Term Loan was not yet in place).

The balance on the 2019 Term Loan is $200,000 at December 31, 2019 (however, the discounted balance is $199,000), and $0 at December 31, 2018 (as the facility was not in place at December 31, 2018). See Note J – Subsequent Event for information regarding the extension of the 2019 Term Loan.

JULY 2019 TERM LOAN WITH CHAIM DAVIS, ET AL

On July 31, 2019, the Company entered into loan agreements with two (2) individuals, under which each individual provided the Company the sum of $7,000 (for a total of $14,000) to be used in connection with certain fees and/or expenses related legal matters of the Company (the “July 2019 Term Loan”). One of the individuals was our Chairman of the Board Chaim Davis. There were no expenses related to the July 2019 Term Loan. The first payment of principal and interest was due on September 1, 2019 and the last payment of principal and interest is due on October 1, 2020. The annual interest rate of the July 2019 Term Loan is fixed at 7.5% (which represented the WSJ Prime Rate +2.0%). The Company incurred less than $1,000 in interest expense in Fiscal 2019 and $0 in interest expense in Fiscal 2018 (as the facility was not in place until July 2019). The balance on the July 2019 Term Loan was $10,000 at December 31, 2019, and $0 at December 31, 2018 (as the facility was not in place at December 31, 2018).

DECEMBER 2019 CONVERTIBLE NOTE

On December 31, 2019, the Company entered into a Convertible Note with one individual in the amount of $25,000 (“2019 Convertible Note”). Under the terms of the 2019 Convertible Note, the principal amount would convert into equity within 120 days of the origination of the note or upon the close of a contemplated private placement in early 2020, whichever was sooner. The 2019 Convertible Note did not bear any interest and was ultimately converted into equity as part of a private placement closed in February 2020. The balance on the 2019 Convertible Note was $25,000 at December 31, 2019 and $0 at December 31, 2018 (as the convertible note was not in place at December 31, 2018).